Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 11,523,632	¥ 12,697,699
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,928,437	11,043,243
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	124,092	130,971
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,060,529	1,129,695
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 410,574	¥ 393,790